SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Current tax provision	$ 351,179	$ 1,000,887	$ 1,248,013
Deferred tax provision (benefit)		1,411	19,012
Income tax provision	351,179	1,002,298	1,267,025
CAYMAN ISLANDS
Current tax provision
Deferred tax provision (benefit)
HONG KONG
Current tax provision
Deferred tax provision (benefit)
CHINA
Current tax provision	351,179	1,000,887	1,248,013
Deferred tax provision (benefit)		$ 1,411	$ 19,012